UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10067

Investment Company Act File Number

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund

Eaton Vance VT Large-Cap Value Fund

Eaton Vance

VT Floating-Rate Income Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.5%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.1%
BE Aerospace, Inc.
Term Loan, 3.79%, Maturing December 16, 2021	$704	$711,479
IAP Worldwide Services, Inc.
Revolving Loan, 2.30%, Maturing July 18, 2018(2)	133	124,375
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	179	143,414
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,134	2,938,163
TransDigm, Inc.
Term Loan, 3.82%, Maturing February 28, 2020	3,166	3,171,293
Term Loan, 3.83%, Maturing June 4, 2021	1,173	1,174,192
Term Loan, 3.75%, Maturing June 9, 2023	3,239	3,241,089
Wesco Aircraft Hardware Corp.
Term Loan, Maturing September 23, 2021(4)	675	671,625

		$12,175,630

Automotive — 2.8%
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	$3,164	$3,184,781
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	609	612,422
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017	1,597	1,601,848
Term Loan, 3.25%, Maturing December 31, 2018	1,058	1,060,868
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	2,573	2,492,109
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.86%, Maturing April 30, 2019	1,988	2,002,939
Horizon Global Corporation
Term Loan, 8.50%, Maturing June 30, 2021	506	511,312
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,481	1,486,800
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	743	746,206
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,158	2,159,651
Visteon Corporation
Term Loan, 3.55%, Maturing April 9, 2021	379	380,984

		$16,239,920

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	$518	$439,875
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	805,000

		$1,244,875

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing May 25, 2023	$553	$553,593
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,527	1,191,014
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	592	592,880
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	478	458,004

		$2,795,491

Building and Development — 2.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	$484	$486,168
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	299	302,242
Auction.com, LLC
Term Loan, 5.53%, Maturing May 12, 2019	640	644,252
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,380	1,384,641
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	2,605	2,607,131
Henry Company, LLC
Term Loan, Maturing September 28, 2023(4)	225	223,875
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	2,094	2,108,948
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	666	671,598
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,638	1,638,731
Realogy Corporation
Term Loan, 3.75%, Maturing July 20, 2022	2,158	2,174,368
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	370	372,106
WireCo WorldGroup, Inc.
Term Loan, Maturing July 13, 2023(4)	375	376,875

		$12,990,935

Business Equipment and Services — 7.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$2,107	$2,012,462
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	371	372,565
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,484	1,394,538
Brock Holdings III, Inc.
Term Loan, 7.00%, Maturing March 16, 2017	465	460,709
Camelot UK Holdco Limited
Term Loan, Maturing September 7, 2023(4)	800	801,375
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	2,176	2,178,327
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	1,858	1,824,174
Corporate Capital Trust, Inc.
Term Loan, 4.13%, Maturing May 20, 2019	609	610,137
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	173	173,893

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	$1,253	$820,519
Donnelley Financial Solutions, Inc.
Term Loan, Maturing September 23, 2023(4)	350	352,188
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	196	53,978
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	361	19,851
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	2,618	2,545,983
Term Loan, Maturing February 9, 2023(4)	2,000	1,866,250
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,618	3,627,205
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	806	809,700
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	69	68,729
Term Loan, 4.00%, Maturing November 6, 2020	2,596	2,573,524
Global Payments, Inc.
Term Loan, 4.02%, Maturing April 22, 2023	449	453,855
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	1,195	1,204,123
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,248	1,251,833
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	2,086	2,089,823
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023	475	479,750
KAR Auction Services, Inc.
Term Loan, 4.06%, Maturing March 11, 2021	1,324	1,331,886
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	2,927	2,939,529
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	305	274,980
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022	1,270	1,266,804
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020	836	836,147
Prime Security Services Borrower, LLC
Term Loan, 4.75%, Maturing May 2, 2022	748	756,658
Sensus USA, Inc.
Term Loan, 6.50%, Maturing April 5, 2023	773	778,217
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021	2,536	2,566,415
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	1,844	1,834,011
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021	841	845,702
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	591	592,885

		$42,068,725

Cable and Satellite Television — 2.1%
Block Communications, Inc.
Term Loan, 4.09%, Maturing November 7, 2021	$1,890	$1,900,672
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023	1,269	1,278,227

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CSC Holdings, LLC
Term Loan, 5.00%, Maturing October 9, 2022	$2,469	$2,478,071
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	562	564,960
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021	319	320,557
Numericable Group SA
Term Loan, 4.56%, Maturing July 31, 2022	248	249,495
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024	549	553,940
Telenet International Finance S.a.r.l.
Term Loan, 4.36%, Maturing June 30, 2024	575	580,930
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024	2,175	2,186,895
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023	2,188	2,199,691

		$12,313,438

Chemicals and Plastics — 4.7%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	$873	$874,022
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	207	206,322
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020	2,427	2,445,885
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	361	362,636
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	250	250,242
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	1,514	1,508,082
GCP Applied Technologies, Inc.
Term Loan, 4.09%, Maturing February 3, 2022	348	353,474
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	809	815,085
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021	1,228	1,235,534
Term Loan, 4.25%, Maturing April 1, 2023	348	351,080
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	4,080	4,095,989
Term Loan, 4.25%, Maturing March 31, 2022	443	445,423
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022	1,375	1,386,709
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	195	190,369
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020	347	348,294
Term Loan, 5.50%, Maturing June 7, 2020	418	418,755
Term Loan, 5.50%, Maturing June 7, 2020	2,669	2,678,297
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	1,261	1,269,699
Orion Engineered Carbons GmbH
Term Loan, 3.84%, Maturing July 25, 2021	358	359,796
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	340	325,058

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022	$323	$324,681
PQ Corporation
Term Loan, 5.75%, Maturing November 4, 2022	798	804,484
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	221	220,117
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	45	45,319
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	256	256,807
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	585	584,432
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,383	1,390,104
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,980	1,962,720
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	2,005	2,008,092
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022	222	223,021

		$27,740,528

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$1,460	$1,413,945

		$1,413,945

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,533	$1,418,451
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022	971	975,883

		$2,394,334

Containers and Glass Products — 3.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020	$3,069	$3,076,863
Term Loan, 3.50%, Maturing January 6, 2021	1,989	1,992,069
Term Loan, 3.75%, Maturing October 1, 2022	621	623,832
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021	2,303	2,323,430
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	259	259,978
Owens-Illinois, Inc.
Term Loan, 3.50%, Maturing September 1, 2022	765	770,973
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,589	1,560,857
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023	4,581	4,600,777
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	1,837	1,842,007
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	275	275,867

		$17,326,653

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.5%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022	$547	$549,758
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	1,100	1,106,862
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	965	966,859
Prestige Brands, Inc.
Term Loan, 3.53%, Maturing September 3, 2021	534	536,699

		$3,160,178

Drugs — 3.4%
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	$1,863	$1,877,332
Alkermes, Inc.
Term Loan, 3.59%, Maturing September 25, 2019	192	192,722
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	641	642,853
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	2,593	2,599,308
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing June 28, 2023	1,075	1,080,375
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,271	1,271,014
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	1,831	1,829,744
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	148	147,384
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	2,964	2,977,147
Mallinckrodt International Finance S.A.
Term Loan, 3.59%, Maturing March 19, 2021	858	858,371
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.28%, Maturing October 20, 2018	1,061	1,061,571
Term Loan, 5.25%, Maturing December 11, 2019	827	829,213
Term Loan, 5.25%, Maturing August 5, 2020	2,154	2,156,912
Term Loan, 5.50%, Maturing April 1, 2022	2,275	2,284,828

		$19,808,774

Ecological Services and Equipment — 0.9%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$3,984	$3,995,315
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	607	606,027
GFL Environmental, Inc.
Term Loan, Maturing September 23, 2023(4)	575	576,078

		$5,177,420

Electronics/Electrical — 10.0%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021(3)	$786	$412,650
Avago Technologies Cayman Ltd.
Term Loan, 3.52%, Maturing February 1, 2023	4,526	4,585,173
Avast Software B.V.
Term Loan, Maturing July 19, 2022(4)	1,300	1,308,667
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	453	441,372

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CommScope, Inc.
Term Loan, 3.54%, Maturing January 14, 2018	$362	$362,654
Term Loan, 3.75%, Maturing December 29, 2022	569	574,049
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021	725	734,063
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	1,374	1,382,507
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,530	1,532,371
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	183	183,912
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	504	495,976
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,318	1,316,034
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	3,170	3,190,457
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	2,410	2,424,479
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	232	230,838
Term Loan, 3.75%, Maturing June 3, 2020	5,835	5,800,863
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	2,232	2,173,545
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	368	367,143
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	517	521,703
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	700	702,771
Term Loan, 4.50%, Maturing November 20, 2021	1,489	1,499,281
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,715	1,720,947
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	760	761,934
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	370	374,442
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	875	883,750
NXP B.V.
Term Loan, 3.34%, Maturing January 11, 2020	1,188	1,194,563
Term Loan, 3.41%, Maturing December 7, 2020	600	603,460
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	463	462,353
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	3,259	3,257,791
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	139	138,265
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,933	2,597,512
Smart Technologies ULC
Term Loan, 12.50%, Maturing January 31, 2018	303	306,796
Southwire Company
Term Loan, 3.00%, Maturing February 10, 2021	241	239,944
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	136	137,142
Term Loan, 4.00%, Maturing July 8, 2022	1,094	1,103,578

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	$434	$435,009
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,238	1,228,354
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	596	593,979
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	2,675	2,680,294
Vantiv, LLC
Term Loan, 3.50%, Maturing June 13, 2021	499	501,262
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	1,955	1,948,484
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	871	815,848
Versum Materials, Inc.
Term Loan, Maturing September 20, 2023(4)	425	428,055
Vertafore, Inc.
Term Loan, 4.75%, Maturing June 30, 2023	1,550	1,556,902
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	2,039	2,049,326
Western Digital Corporation
Term Loan, 4.50%, Maturing April 29, 2023	658	666,374
Zebra Technologies Corporation
Term Loan, 4.09%, Maturing October 27, 2021	1,690	1,711,508

		$58,638,380

Financial Intermediaries — 3.3%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	$1,332	$1,309,687
Aspen Merger Sub, Inc.
Term Loan, Maturing September 27, 2023(4)	300	302,627
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	998	1,001,638
Clipper Acquisitions Corp.
Term Loan, 3.09%, Maturing February 6, 2020	265	264,598
First Data Corporation
Term Loan, 4.28%, Maturing July 8, 2022	1,600	1,611,445
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,222	1,215,888
Guggenheim Partners, LLC
Term Loan, 4.48%, Maturing July 22, 2020	1,497	1,504,931
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	968	961,921
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	887	893,964
Term Loan, 4.75%, Maturing November 20, 2022	993	1,002,425
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	276	284,841
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	332	333,425
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	325	326,053
Term Loan, 6.25%, Maturing September 4, 2018	787	788,871
Term Loan, 6.25%, Maturing September 4, 2018	816	818,040
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	1,084	1,084,458
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,549	1,550,214

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	$1,276	$1,279,446
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	3,052	2,807,646

		$19,342,118

Food Products — 2.4%
AdvancePierre Foods, Inc.
Term Loan, 4.50%, Maturing June 2, 2023	$1,600	$1,612,554
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	833	835,041
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	1,227	1,157,629
Dole Food Company, Inc.
Term Loan, 4.51%, Maturing November 1, 2018	665	667,261
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	491	488,742
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,596,420
Term Loan, 3.75%, Maturing September 18, 2020	1,442	1,441,914
Term Loan, 4.00%, Maturing October 30, 2022	422	422,862
Keurig Green Mountain, Inc.
Term Loan, 5.25%, Maturing March 3, 2023	685	694,544
NBTY, Inc.
Term Loan, 5.00%, Maturing May 5, 2023	2,469	2,482,186
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022	1,518	1,538,899

		$13,938,052

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$3,364	$3,389,405
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	1,352	1,355,780
Term Loan, Maturing October 4, 2023(4)	1,775	1,766,125
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	627	635,537
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,283	1,288,278
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.60%, Maturing May 14, 2020	145	145,669
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	3,185	2,434,815
Yum! Brands, Inc.
Term Loan, 3.28%, Maturing June 16, 2023	648	654,511

		$11,670,120

Food/Drug Retailers — 2.4%
Albertsons, LLC
Term Loan, 4.50%, Maturing August 25, 2021	$2,970	$2,991,324
Term Loan, 4.75%, Maturing June 22, 2023	2,058	2,079,846
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	2,536	2,535,602
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	251,055
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,000	1,003,625
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	4,950	4,960,864

		$13,822,316

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 9.2%
Acadia Healthcare Company, Inc.
Term Loan, 3.75%, Maturing February 11, 2022	$172	$173,173
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	1,118	1,126,018
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	537	544,093
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,012	1,006,540
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	622	593,770
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	464	465,415
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	322	321,750
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	2,537	2,544,644
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	2,087	2,053,553
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	89	89,279
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	1,318	1,328,146
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,035	1,998,267
Term Loan, 4.00%, Maturing January 27, 2021	2,024	1,990,681
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	322	322,860
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	476	478,260
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	1,407	1,400,172
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	2,053	2,067,505
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	1,411	1,385,622
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	2,326	2,332,475
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	245	246,186
Term Loan, 4.25%, Maturing August 30, 2020	801	805,458
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 14, 2023	668	670,986
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	620	613,644
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.45%, Maturing February 27, 2021	3,120	3,152,251
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	780	772,974
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	503	505,390
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	616	617,477
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	963	965,827
Term Loan, 7.75%, Maturing May 15, 2018	1,340	1,344,451

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	$2,969	$2,966,764
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	2,096	2,116,777
KUEHG Corp.
Term Loan, 6.00%, Maturing August 13, 2022	991	998,929
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	249	228,521
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	1,579	1,600,381
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	181	166,134
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	341	342,156
New Millennium Holdco, Inc.
Term Loan, 7.55%, Maturing December 21, 2020	261	124,505
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,223	1,138,742
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,394	1,301,467
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,010	1,974,498
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	2,179	2,191,989
Quality Care Properties, Inc.
Term Loan, Maturing September 12, 2022(4)	1,800	1,764,000
RadNet, Inc.
Term Loan, 4.77%, Maturing July 1, 2023	1,400	1,400,875
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	1,024	1,028,631
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	446	446,046
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	1,431	1,431,811
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	811	802,964

		$53,942,057

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$3,215	$3,229,339

		$3,229,339

Industrial Equipment — 4.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$2,734	$2,699,104
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	294	284,956
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,395	2,424,434
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,664	3,673,139
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	1,564	1,570,564
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	2,064	2,004,561

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	$2,915	$2,875,778
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	1,779	1,778,414
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020	759	763,340
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	1,120	1,016,416
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	4,660	4,667,642
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	499	499,386
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	191	171,089
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022	735	715,476

		$25,144,299

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022	$1,160	$1,161,866
Term Loan, 5.25%, Maturing August 12, 2022	349	351,525
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	2,272	2,288,729
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022	596	600,039
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	1,545	1,551,555
Term Loan, 5.00%, Maturing August 4, 2022	3,319	3,338,438
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,400	1,394,050
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	946	803,706
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	2,958	2,961,094
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,247	2,250,026

		$16,701,028

Leisure Goods/Activities/Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	$1,365	$1,377,116
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	1,436	1,440,260
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	2,950	2,960,142
CDS US Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	272	272,931
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	1,825	1,833,840
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	511	511,408
Live Nation Entertainment, Inc.
Term Loan, 3.59%, Maturing August 16, 2020	168	169,016
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	839	841,386
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	353	356,530

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
National CineMedia, LLC
Term Loan, 3.28%, Maturing November 26, 2019	$250	$250,312
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,810	1,819,153
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	520	523,309
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.09%, Maturing May 14, 2020	1,455	1,429,620
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	1,349	1,314,804
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	1,425	1,436,705
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	776	776,119

		$17,312,651

Lodging and Casinos — 3.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$3,566	$3,567,306
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	91	91,869
Term Loan, 3.53%, Maturing September 15, 2023	575	579,600
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	785	860,465
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	402	404,839
ESH Hospitality, Inc.
Term Loan, 3.75%, Maturing August 30, 2023	2,900	2,924,598
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	385	387,466
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	369	371,450
Term Loan, 4.50%, Maturing November 21, 2019	862	866,716
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	279	281,051
Term Loan, 3.14%, Maturing October 25, 2023	2,857	2,881,531
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.00%, Maturing April 25, 2023	2,019	2,038,811
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	2,159	2,165,562
RHP Hotel Properties L.P.
Term Loan, 3.59%, Maturing January 15, 2021	415	418,489
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,848	1,855,669
Term Loan, 6.00%, Maturing October 1, 2021	400	401,393
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	1,300	1,300,122

		$21,396,937

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019	$300	$309,030
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(2)	550	552,406
Term Loan, 7.50%, Maturing May 16, 2018	2,394	1,825,600

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	$468	$470,714
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing July 15, 2018	122	115,172
Term Loan, 4.50%, Maturing September 5, 2019	2,185	1,963,025
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	550	557,906
Murray Energy Corporation
Term Loan, 7.75%, Maturing April 16, 2017	197	190,584
Term Loan, 8.25%, Maturing April 16, 2020	1,260	1,079,192
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	276	34,445
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	1,654	1,663,367
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	300	300,816

		$9,062,257

Oil and Gas — 2.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,154	$1,076,871
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	879	814,988
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	547	554,250
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	711	707,170
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	849	788,928
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	460	320,806
Energy Transfer Equity L.P.
Term Loan, 3.29%, Maturing December 2, 2019	1,025	1,016,928
Term Loan, 4.04%, Maturing December 2, 2019	256	255,908
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	636	559,460
Term Loan, 8.00%, Maturing August 31, 2020	125	103,594
Term Loan, 8.38%, Maturing September 30, 2020	165	119,774
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020(3)	260	109,114
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	234	163,967
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,424	3,189,314
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	642	159,934
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,425	396,328
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,308	1,162,106
Sheridan Investment Partners II L.P.
Term Loan, 4.34%, Maturing December 16, 2020	22	13,900
Term Loan, 4.34%, Maturing December 16, 2020	60	37,271
Term Loan, 4.34%, Maturing December 16, 2020	429	267,930

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$77	$49,753
Term Loan, 4.25%, Maturing October 1, 2019	126	81,454
Term Loan, 4.25%, Maturing October 1, 2019	949	614,713
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	489	399,095
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	40	34,034
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	622	617,678

		$13,615,268

Publishing — 1.5%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	$234	$187,215
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	801	805,739
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,735	3,151,025
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,109	2,104,195
LSC Communications, Inc.
Term Loan, Maturing September 26, 2022(4)	825	816,750
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	371	348,716
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	357	357,402
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	491	492,464
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	852	828,511

		$9,092,017

Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$309	$302,729
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	319	285,058
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	1,832,832
Entercom Radio, LLC
Term Loan, 4.01%, Maturing November 23, 2018	150	150,262
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	1,987	1,988,739
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	156	156,796
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	383	375,488
iHeartCommunications, Inc.
Term Loan, 7.27%, Maturing January 30, 2019	453	348,807
Term Loan, 8.02%, Maturing July 30, 2019	146	112,061
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	836	837,216
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	1,356	1,357,785
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	1,537	1,539,750
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	428	426,968

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022	$2,143	$2,141,986
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	482	483,406
Term Loan, 4.00%, Maturing March 1, 2020	2,703	2,710,143

		$15,050,026

Retailers (Except Food and Drug) — 4.2%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$1,479	$1,480,043
CDW, LLC
Term Loan, 3.00%, Maturing August 4, 2023	2,131	2,138,279
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	104	103,832
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	591	559,355
Dollar Tree, Inc.
Term Loan, 3.06%, Maturing July 6, 2022	450	452,610
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	956	879,209
Harbor Freight Tools USA, Inc.
Term Loan, 4.00%, Maturing August 19, 2023	1,750	1,761,875
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,956	1,553,168
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	980	981,213
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	560	557,660
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023	3,899	3,915,566
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	1,655	1,534,436
Party City Holdings, Inc.
Term Loan, 4.47%, Maturing August 19, 2022	1,683	1,690,119
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	3,359	3,369,115
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,121	1,053,975
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	342	312,189
Pilot Travel Centers, LLC
Term Loan, 3.27%, Maturing May 25, 2023	1,044	1,051,903
Rent-A-Center, Inc.
Term Loan, 3.84%, Maturing March 19, 2021	299	296,070
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	924	877,496

		$24,568,113

Steel — 1.1%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$2,763	$2,763,830
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	601	597,507
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	2,770	2,814,611

		$6,175,948

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Surface Transport — 0.4%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	$698	$703,861
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	26	26,422
Term Loan, 4.00%, Maturing July 31, 2022	116	115,765
Term Loan, 4.00%, Maturing July 31, 2022	378	376,986
Stena International S.a.r.l.
Term Loan, 4.24%, Maturing March 3, 2021	999	850,718

		$2,073,752

Telecommunications — 2.4%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	$2,450	$2,453,063
Consolidated Communications, Inc.
Term Loan, Maturing September 30, 2023(4)	275	277,234
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,534,554
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,133	1,076,113
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	448	451,673
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	640	567,036
Term Loan, 4.00%, Maturing April 23, 2019	844	748,488
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	3,721	3,731,397
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	432	431,434

		$14,270,992

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 3.34%, Maturing January 31, 2022	$582	$578,877
Calpine Corporation
Term Loan, 3.59%, Maturing May 27, 2022	1,975	1,982,714
Dayton Power & Light Company (The)
Term Loan, 4.00%, Maturing August 24, 2022	375	380,625
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,910	1,918,152
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	1,125	1,129,688
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	78	76,956
Term Loan, 5.00%, Maturing December 19, 2021	1,741	1,718,387
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	121	116,883
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	887	725,040
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,160	1,021,075
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	909	920,308

		$10,568,705

Total Senior Floating-Rate Loans (identified cost $545,677,998)		$536,465,221

Corporate Bonds & Notes — 2.4%

Security	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(6)	$450	$470,813

		$470,813

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,625,437

		$2,625,437

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,987,562
4.127%, 7/15/21(6)(7)	650	661,375

		$2,648,937

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(6)	$950	$1,045,000

		$1,045,000

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(6)	$423	$437,886

		$437,886

Health Care — 0.3%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,060,605
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(6)	875	905,625

		$1,966,230

Industrial Equipment — 0.0%(8)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)	$26	$6,481

		$6,481

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	$1,125	$1,181,250
9.00%, 2/15/20(5)	625	648,437

		$1,829,687

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$143,895
Univision Communications, Inc.
6.75%, 9/15/22(6)	384	408,960

		$552,855

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(6)	$800	$716,000

		$716,000

Security	Principal Amount (000’s omitted)	Value
Telecommunications — 0.0%(8)
Wind Acquisition Finance SA
6.50%, 4/30/20(6)	$250	$262,500

		$262,500

Utilities — 0.3%
Calpine Corp.
7.875%, 1/15/23(6)	$849	$897,818
5.25%, 6/1/26(6)	700	710,500

		$1,608,318

Total Corporate Bonds & Notes (identified cost $14,133,912)		$14,170,144

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Global Services, LLC(3)(9)(10)	24	$274,511

		$274,511

Automotive — 0.1%
Dayco Products, LLC(9)(10)	15,250	$427,000

		$427,000

Business Equipment and Services — 0.0%(8)
Education Management Corp.(9)(10)	2,351,823	$147,224
RCS Capital Corp.(3)(9)(10)	18,158	136,185

		$283,409

Energy — 0.1%
Contura Energy, Inc.(9)(10)	11,276	$355,194

		$355,194

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(9)(10)	13,578	$8,995

		$8,995

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(3)(9)(10)	41,797	$731,449
Tropicana Entertainment, Inc.(9)(10)	71,982	1,709,573

		$2,441,022

Oil and Gas — 0.0%(8)
Southcross Holdings Group, LLC(3)(9)(10)	44	$0
Southcross Holdings L.P., Class A(9)(10)	44	16,390

		$16,390

Publishing — 0.3%
ION Media Networks, Inc.(3)(9)(10)	399	$226,505
MediaNews Group, Inc.(3)(9)(10)	45,600	1,565,908
Nelson Education, Ltd.(3)(9)(10)	38,210	0

		$1,792,413

Total Common Stocks (identified cost $2,886,398)		$5,598,934

Preferred Stocks — 0.0%(8)

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(8)
Alpha Natural Resources Holdings, Inc., Class A(9)(10)	8,377	$4,158
ANR, Inc., Class A(3)(9)(10)	8,377	26,890

Total Preferred Stocks (identified cost $15,916)		$31,048

Convertible Preferred Stocks — 0.0%(8)

Security	Shares	Value
Business Equipment and Services — 0.0%(8)
Education Management Corp., Series A-1, 7.50%(3)(9)(10)	2,617	$1,047

Total Convertible Preferred Stocks (identified cost $184,700)		$1,047

Total Investments — 94.8% (identified cost $562,898,924)		$556,266,394

Less Unfunded Loan Commitments — (0.1)%		$(682,528)

Net Investments — 94.7% (identified cost $562,216,396)		$555,583,866

Other Assets, Less Liabilities — 5.3%		$30,984,100

Net Assets — 100.0%		$586,567,966

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after September 30, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $6,516,477 or 1.1% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(8)	Amount is less than 0.05%.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

Abbreviations:

DIP	-	Debtor in Possession

PIK	-	Payment In Kind

The Fund did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$562,361,226

Gross unrealized appreciation	$7,111,837
Gross unrealized depreciation	(13,889,197)

Net unrealized depreciation	$(6,777,360)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$534,895,855	$886,838	$535,782,693
Corporate Bonds & Notes	—	14,163,663	6,481	14,170,144
Common Stocks	1,709,573	954,803	2,934,558	5,598,934
Preferred Stocks	—	4,158	26,890	31,048
Convertible Preferred Stocks	—	—	1,047	1,047
Total Investments	$1,709,573	$550,018,479	$3,855,814	$555,583,866

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2016 is not presented. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

VT Large-Cap Value Fund

September 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 2.5%
United Technologies Corp.	1,171	$118,974

		$118,974

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.	933	$65,739

		$65,739

Auto Components — 2.0%
Goodyear Tire & Rubber Co. (The)	2,851	$92,087

		$92,087

Banks — 9.9%
JPMorgan Chase & Co.	2,466	$164,211
PNC Financial Services Group, Inc. (The)	760	68,468
U.S. Bancorp	1,743	74,757
Wells Fargo & Co.	3,556	157,460

		$464,896

Capital Markets — 6.1%
Charles Schwab Corp. (The)	1,870	$59,036
Credit Suisse Group AG	3,550	46,656
Credit Suisse Group AG(1)	1,640	21,554
Credit Suisse Group AG ADR	910	11,958
Goldman Sachs Group, Inc. (The)	546	88,054
Invesco, Ltd.	1,094	34,209
Lazard, Ltd., Class A	720	26,179

		$287,646

Chemicals — 1.7%
PPG Industries, Inc.	759	$78,450

		$78,450

Containers & Packaging — 0.9%
International Paper Co.	899	$43,134

		$43,134

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	2,107	$109,522

		$109,522

Electric Utilities — 4.0%
NextEra Energy, Inc.	963	$117,794
PG&E Corp.	1,148	70,223

		$188,017

Electrical Equipment — 2.8%
Hubbell, Inc.	728	$78,435
Rockwell Automation, Inc.	453	55,420

		$133,855

Energy Equipment & Services — 2.3%
Halliburton Co.	782	$35,096
Schlumberger, Ltd.	947	74,472

		$109,568

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 4.8%
Equity Residential	975	$62,722
Federal Realty Investment Trust	447	68,807
Public Storage	114	25,438
Simon Property Group, Inc.	331	68,520

		$225,487

Food & Staples Retailing — 1.3%
Kroger Co. (The)	2,105	$62,476

		$62,476

Food Products — 2.7%
General Mills, Inc.	920	$58,770
Kellogg Co.	900	69,723

		$128,493

Health Care Equipment & Supplies — 1.9%
Zimmer Biomet Holdings, Inc.	702	$91,274

		$91,274

Health Care Providers & Services — 1.2%
Humana, Inc.	124	$21,934
McKesson Corp.	218	36,352

		$58,286

Household Durables — 0.8%
Whirlpool Corp.	243	$39,405

		$39,405

Industrial Conglomerates — 3.3%
General Electric Co.	5,228	$154,853

		$154,853

Insurance — 4.8%
Alleghany Corp.(2)	72	$37,801
American Financial Group, Inc.	516	38,700
Chubb, Ltd.	881	110,698
WR Berkley Corp.	676	39,046

		$226,245

Internet Software & Services — 3.8%
Alphabet, Inc., Class C(2)	129	$100,270
eBay, Inc.(2)	2,415	79,454

		$179,724

IT Services — 2.1%
Visa, Inc., Class A	1,185	$98,000

		$98,000

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	284	$45,173

		$45,173

Machinery — 1.5%
Caterpillar, Inc.	816	$72,436

		$72,436

Multi-Utilities — 2.4%
Sempra Energy	1,046	$112,121

		$112,121

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	1,683	$173,215
EOG Resources, Inc.	1,258	121,661

2

Security	Shares	Value
Exxon Mobil Corp.	412	$35,959
Occidental Petroleum Corp.	1,687	123,016
Pioneer Natural Resources Co.	297	55,138

		$508,989

Pharmaceuticals — 9.5%
Allergan PLC(2)	250	$57,577
Eli Lilly & Co.	610	48,959
Johnson & Johnson	1,535	181,330
Pfizer, Inc.	3,535	119,730
Teva Pharmaceutical Industries, Ltd. ADR	479	22,039
Zoetis, Inc.	316	16,435

		$446,070

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	2,708	$102,227
NXP Semiconductors NV(2)	250	25,502

		$127,729

Specialty Retail — 1.2%
Home Depot, Inc. (The)	259	$33,328
Sally Beauty Holdings, Inc.(2)	830	21,315

		$54,643

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	639	$72,239

		$72,239

Tobacco — 3.5%
Altria Group, Inc.	413	$26,114
Reynolds American, Inc.	2,914	137,395

		$163,509

Total Common Stocks (identified cost $4,053,655)		$4,559,040

Total Investments — 96.7% (identified cost $4,053,655)		$4,559,040

Other Assets, Less Liabilities — 3.3%		$154,568

Net Assets — 100.0%		$4,713,608

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	Non-income producing security.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at September 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,113,968

Gross unrealized appreciation	$551,380
Gross unrealized depreciation	(106,308)

Net unrealized appreciation	$445,072

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$186,135	$—		$—	$186,135
Consumer Staples	354,478	—		—	354,478
Energy	618,557	—		—	618,557
Financials	910,577	68,210		—	978,787
Health Care	640,803	—		—	640,803
Industrials	545,857	—		—	545,857
Information Technology	477,692	—		—	477,692
Materials	121,584	—		—	121,584
Real Estate	225,487	—		—	225,487
Telecommunication Services	109,522	—		—	109,522
Utilities	300,138	—		—	300,138
Total Common Stocks	$4,490,830	$68,210	*	$—	$4,559,040
Total Investments	$4,490,830	$68,210		$—	$4,559,040

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016